American Century Asset Allocation Portfolios, Inc.

Statement of Additional Information Supplement

LIVESTRONG® Income Portfolio ■ LIVESTRONG® 2015 Portfolio
LIVESTRONG® 2020 Portfolio ■ LIVESTRONG® 2025 Portfolio
LIVESTRONG® 2030 Portfolio ■ LIVESTRONG® 2035 Portfolio

LIVESTRONG® 2040 Portfolio ■ LIVESTRONG® 2045 Portfolio
LIVESTRONG® 2050 Portfolio ■ LIVESTRONG® 2055 Portfolio
One Choice Portfolio®: Very Conservative ■ One Choice Portfolio®: Conservative
One Choice Portfolio®: Moderate ■ One Choice Portfolio®: Aggressive
One Choice Portfolio®: Very Aggressive

Supplement dated May 2, 2013 ■ Statement of Additional Information dated December 1, 2012

Effective May 31, 2013, the names of the LIVESTRONG Portfolios will be changed to the following:

LIVESTRONG® Income Portfolio	One ChoiceSM In Retirement Portfolio
LIVESTRONG® 2015 Portfolio	One ChoiceSM 2015 Portfolio
LIVESTRONG® 2020 Portfolio	One ChoiceSM 2020 Portfolio
LIVESTRONG® 2025 Portfolio	One ChoiceSM 2025 Portfolio
LIVESTRONG® 2030 Portfolio	One ChoiceSM 2030 Portfolio
LIVESTRONG® 2035 Portfolio	One ChoiceSM 2035 Portfolio
LIVESTRONG® 2040 Portfolio	One ChoiceSM 2040 Portfolio
LIVESTRONG® 2045 Portfolio	One ChoiceSM 2045 Portfolio
LIVESTRONG® 2050 Portfolio	One ChoiceSM 2050 Portfolio
LIVESTRONG® 2055 Portfolio	One ChoiceSM 2055 Portfolio

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

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